Statement of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (45,386)	$ (52,614)	$ (19,715)	$ (1,295)	$ (4,147)
Operating income (loss)	157,142	(12,444)	(20,110)	(1,295)	(4,147)
Equity in earnings (losses) of subsidiaries		18,955	56,307	(10,757)	42,906
Interest expense	(104,685)	(10,384)	(858)		(4,510)
Other income	3,245	3,675	(62)	14	(260)
Net income (loss)	$ 33,989	$ (2,903)	$ 37,299	$ (12,038)	$ 33,989
Earnings (loss) per common share, basic	$ 0.16	$ (0.01)	$ 0.25	$ (0.06)	$ 0.16
Weighted average number of common shares, basic	216,901,000	195,447,944	150,000,000	210,321,818	216,901,000
Earnings (loss) per common share, diluted	$ 0.16	$ (0.01)	$ 0.25	$ (0.06)	$ 0.16
Weighted average number of common shares, diluted	216,903,159	195,447,944	150,000,000	210,321,818	216,903,159